Segment information	12 Months Ended
Jun. 30, 2025
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business.

Below is the segment information prepared as follows:

Agricultural business

•	Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group's farms to third parties; and planting, harvesting and sale of sugarcane

•	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.

•	Corporate: includes corporate expenses related to agricultural business.

•	Other segments: includes, principally, brokerage activities, among others.

Urban properties and investments business

•	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.

•	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.

•	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.

•	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.

•	Others: includes the entertainment activity through ALG Golf Center S.A., La Rural S.A. and Buenos Aires Convention Center (Concession), We are appa S.A., and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria applied in preparing this information are consistent with IFRS Accounting standards employed for the preparation of our Audited Consolidated Financial Statements, except for the following:

•	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Consolidated Statement of Income and Other Comprehensive Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The asset categories reviewed by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, rights to receive units under barter transactions, investments in associates and goodwill. The sum of these assets, classified by business segment, is disclosed as “reportable assets”. Assets are assigned to each segment based on operations and/or their physical location.

Most of the revenues from the operating segments are generated and the assets are physically located in Argentina, with the exception of part of the results of associates included in the "Other" segment located in the United States.

Revenues for each reporting segment derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2025:

	06.30.2025
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	448,266	374,662	822,928	(2,172)	96,036	(2,635)	914,157
Costs	(386,762)	(87,606)	(474,368)	204	(96,575)	(3)	(570,742)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	-	17,715	-	-	2,282	19,997
Changes in the net realizable value of agricultural products after harvest	4,642	-	4,642	-	-	-	4,642
Gross profit / (loss)	83,861	287,056	370,917	(1,968)	(539)	(356)	368,054
Net gain from fair value adjustment of investment properties	12,467	9,135	21,602	(2,527)	-	-	19,075
Gain from disposal of farmlands	41,992	-	41,992	-	-	-	41,992
General and administrative expenses	(42,463)	(69,103)	(111,566)	299	-	265	(111,002)
Selling expenses	(59,225)	(24,108)	(83,333)	126	-	108	(83,099)
Other operating results, net	11,956	(17,199)	(5,243)	(2)	344	(93)	(4,994)
Management fees	-	-	-	-	(9,081)	-	(9,081)
Profit / (loss) from operations	48,588	185,781	234,369	(4,072)	(9,276)	(76)	220,945
Share of (loss) / profit of associates and joint ventures	(1,034)	25,332	24,298	2,592	-	-	26,890
Segment profit / (loss)	47,554	211,113	258,667	(1,480)	(9,276)	(76)	247,835

Reportable assets	1,038,536	2,759,963	3,798,499	(602)	-	1,290,925	5,088,822
Reportable liabilities (*)	-	-	-	-	-	(2,875,030)	(2,875,030)
Net reportable assets	1,038,536	2,759,963	3,798,499	(602)	-	(1,584,105)	2,213,792

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2024:

	06.30.2024
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position Restated (iv)
Revenues	503,614	377,202	880,816	(2,027)	82,884	(2,314)	959,359
Costs	(418,830)	(68,167)	(486,997)	225	(84,539)	-	(571,311)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	7,444	-	7,444	-	-	989	8,433
Changes in the net realizable value of agricultural products after harvest	10,002	-	10,002	-	-	-	10,002
Gross profit / (loss)	102,230	309,035	411,265	(1,802)	(1,655)	(1,325)	406,483
Net loss from fair value adjustment of investment properties	(10,392)	(476,237)	(486,629)	508	-	-	(486,121)
Gain from disposal of farmlands	73,352	-	73,352	-	-	-	73,352
General and administrative expenses	(46,954)	(71,737)	(118,691)	242	-	150	(118,299)
Selling expenses	(61,022)	(24,387)	(85,409)	187	-	1,035	(84,187)
Other operating results, net	38,904	(9,780)	29,124	(28)	584	120	29,800
Management fees	-	-	-	-	(12,945)	-	(12,945)
Profit / (loss) from operations	96,118	(273,106)	(176,988)	(893)	(14,016)	(20)	(191,917)
Share of (loss) / profit of associates and joint ventures	(1,511)	47,068	45,557	386	-	-	45,943
Segment profit / (loss)	94,607	(226,038)	(131,431)	(507)	(14,016)	(20)	(145,974)

Reportable assets	1,017,398	2,716,344	3,733,742	955	-	1,107,520	4,842,217
Reportable liabilities (*)	-	-	-	-	-	(2,663,976)	(2,663,976)
Net reportable assets	1,017,398	2,716,344	3,733,742	955	-	(1,556,456)	2,178,241

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2023:

	06.30.2023
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position Restated (iv)
Revenues	527,192	374,521	901,713	(2,352)	90,317	(3,404)	986,274
Costs	(437,501)	(68,825)	(506,326)	1,026	(91,947)	-	(597,247)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(7,847)	-	(7,847)	-	-	1,142	(6,705)
Changes in the net realizable value of agricultural products after harvest	(13,148)	-	(13,148)	-	-	-	(13,148)
Gross profit / (loss)	68,696	305,696	374,392	(1,326)	(1,630)	(2,262)	369,174
Net loss from fair value adjustment of investment properties	(12,276)	(265,944)	(278,220)	10,539	-	-	(267,681)
Gain from disposal of farmlands	77,831	-	77,831	-	-	-	77,831
General and administrative expenses	(43,988)	(101,152)	(145,140)	347	-	897	(143,896)
Selling expenses	(48,410)	(23,507)	(71,917)	142	-	1,557	(70,218)
Other operating results, net	(9,043)	(37,730)	(46,773)	(129)	857	(128)	(46,173)
Management fees	-	-	-	-	(24,823)	-	(24,823)
Profit / (loss) from operations	32,810	(122,637)	(89,827)	9,573	(25,596)	64	(105,786)
Share of (loss) /profit of associates and joint ventures	(5,372)	20,145	14,773	(6,584)	-	(6)	8,183
Segment profit / (loss)	27,438	(102,492)	(75,054)	2,989	(25,596)	58	(97,603)

Reportable assets	1,093,128	3,288,882	4,382,010	(18,197)	-	1,175,300	5,539,113
Reportable liabilities (*)	-	-	-	-	-	(3,037,296)	(3,037,296)
Net reportable assets	1,093,128	3,288,882	4,382,010	(18,197)	-	(1,861,996)	2,501,817

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(ii)

Includes ARS (539), ARS (1,655) and ARS (1,630) corresponding to Expenses and FPC as of June 30, 2025, 2024 and 2023, respectively, and ARS 9,081, ARS 12,945 and ARS 24,823 to management fees, as of June 30, 2025, 2024 and 2023, respectively.

(iii)

Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 162, ARS 22 and ARS 7, as of June 30, 2025, 2024 and 2023, respectively.

(iv)	See Note 1 to these Consolidated Financial Statements.

(*)	The CODM focuses its review on reportable assets.

(i)           Agriculture line of business

The following tables present the reportable segments of the agriculture line of business:

	06.30.2025
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	326,975	-	-	121,291	448,266
Costs	(280,439)	(389)	-	(105,934)	(386,762)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	-	-	-	17,715
Changes in the net realizable value of agricultural products after harvest	4,642	-	-	-	4,642
Gross profit / (loss)	68,893	(389)	-	15,357	83,861
Net gain from fair value adjustment of investment properties	-	12,467	-	-	12,467
Gain from disposal of farmlands	-	41,992	-	-	41,992
General and administrative expenses	(23,258)	(86)	(5,925)	(13,194)	(42,463)
Selling expenses	(35,685)	(1,552)	-	(21,988)	(59,225)
Other operating results, net	5,987	3,497	-	2,472	11,956
Profit / (loss) from operations	15,937	55,929	(5,925)	(17,353)	48,588
Share of profit / (loss) of associates and joint ventures	368	-	-	(1,402)	(1,034)
Segment profit / (loss)	16,305	55,929	(5,925)	(18,755)	47,554

Investment properties	-	74,005	-	-	74,005
Property, plant and equipment	582,108	43,315	-	3,639	629,062
Investments in associates and joint ventures	9,091	-	-	228	9,319
Other reportable assets	248,498	-	-	77,652	326,150
Reportable assets	839,697	117,320	-	81,519	1,038,536

From all of the Group’s revenues corresponding to Agricultural Business, ARS 236,332 are originated in Argentina and ARS 211,934 in other countries, principally in Brazil for ARS 207,158. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 370,013 are located in Argentina and ARS 668,523 in other countries, principally in Brazil.

	06.30.2024
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	374,179	-	-	129,435	503,614
Costs	(333,264)	(318)	-	(85,248)	(418,830)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	7,444	-	-	-	7,444
Changes in the net realizable value of agricultural products after harvest	10,002	-	-	-	10,002
Gross profit / (loss)	58,361	(318)	-	44,187	102,230
Net loss from fair value adjustment of investment properties	-	(10,392)	-	-	(10,392)
Gain from disposal of farmlands	-	73,352	-	-	73,352
General and administrative expenses	(27,383)	(88)	(6,390)	(13,093)	(46,954)
Selling expenses	(40,340)	(1,658)	-	(19,024)	(61,022)
Other operating results, net	11,849	19,151	-	7,904	38,904
Profit / (loss) from operations	2,487	80,047	(6,390)	19,974	96,118
Share of profit / (loss) of associates and joint ventures	2,161	-	-	(3,672)	(1,511)
Segment profit / (loss)	4,648	80,047	(6,390)	16,302	94,607

Investment properties	-	89,955	-	-	89,955
Property, plant and equipment	624,602	1,758	-	4,616	630,976
Investments in associates and joint ventures	9,336	-	-	1,782	11,118
Other reportable assets	193,322	3,619	-	88,408	285,349
Reportable assets	827,260	95,332	-	94,806	1,017,398

From all of the Group’s revenues corresponding to Agricultural Business, ARS 275,874 are originated in Argentina and ARS 227,740 in other countries, principally in Brazil for ARS 225,596. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 707,205 are located in Argentina and ARS 310,193 in other countries, principally in Brazil.

	06.30.2023
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	388,107	-	-	139,085	527,192
Costs	(348,470)	(383)	-	(88,648)	(437,501)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(7,847)	-	-	-	(7,847)
Changes in the net realizable value of agricultural products after harvest	(13,148)	-	-	-	(13,148)
Gross profit / (loss)	18,642	(383)	-	50,437	68,696
Net loss from fair value adjustment of investment properties	-	(12,276)	-	-	(12,276)
Gain from disposal of farmlands	-	77,831	-	-	77,831
General and administrative expenses	(24,371)	(73)	(7,231)	(12,313)	(43,988)
Selling expenses	(35,549)	(67)	-	(12,794)	(48,410)
Other operating results, net	871	(13,084)	-	3,170	(9,043)
(Loss) / profit from operations	(40,407)	51,948	(7,231)	28,500	32,810
Share of loss of associates and joint ventures	(876)	-	-	(4,496)	(5,372)
Segment (loss) / profit	(41,283)	51,948	(7,231)	24,004	27,438

Investment properties	-	136,013	-	-	136,013
Property, plant and equipment	645,055	3,072	-	5,485	653,612
Investments in associates	8,666	-	-	4,460	13,126
Other reportable assets	212,659	-	-	77,718	290,377
Reportable assets	866,380	139,085	-	87,663	1,093,128

From all of the Group’s revenues corresponding to Agricultural Business, ARS 287,452 are originated in Argentina and ARS 239,740 in other countries, principally in Brazil for ARS 214,437. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 352,361 are located in Argentina and ARS 740,767 in other countries, principally in Brazil.

(ii)          Urban properties and investments line of business

              Below is a summarized analysis of the urban properties and investments line of business for the fiscal years ended June 30, 2025, 2024 and 2023:

	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	270,531	20,065	12,761	64,596	6,709	374,662
Costs	(20,705)	(1,742)	(17,929)	(43,149)	(4,081)	(87,606)
Gross profit / (loss)	249,826	18,323	(5,168)	21,447	2,628	287,056
Net gain / (loss) from fair value adjustment of investment properties (i)	443,974	(148,941)	(285,328)	-	(570)	9,135
General and administrative expenses	(28,999)	(2,365)	(11,605)	(11,972)	(14,162)	(69,103)
Selling expenses	(13,536)	(891)	(3,116)	(5,052)	(1,513)	(24,108)
Other operating results, net	(500)	182	(19,070)	(474)	2,663	(17,199)
Profit / (Loss) from operations	650,765	(133,692)	(324,287)	3,949	(10,954)	185,781
Share of profit of associates and joint ventures	-	-	-	-	25,332	25,332
Segment profit / (loss)	650,765	(133,692)	(324,287)	3,949	14,378	211,113

Investment and trading properties	1,458,243	252,868	786,014	-	2,106	2,499,231
Property, plant and equipment	4,747	511	26,708	47,580	4,107	83,653
Investment in associates and joint ventures	-	-	-	-	169,700	169,700
Other reportable assets	2,050	1,746	-	584	2,999	7,379
Reportable assets	1,465,040	255,125	812,722	48,164	178,912	2,759,963

From all the revenues, ARS 374,042 originated in Argentina, and ARS 620 in other countries, principally in Uruguay for ARS 547 and USA for ARS 73. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 2,746,732 are located in Argentina and ARS 13,231 in other countries, principally in the USA for ARS 1,620 and Uruguay for ARS 11,472.

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	250,468	22,646	12,891	85,840	5,357	377,202
Costs	(14,937)	(1,648)	(7,451)	(40,350)	(3,781)	(68,167)
Gross profit	235,531	20,998	5,440	45,490	1,576	309,035
Net loss from fair value adjustment of investment properties	(20,824)	(97,015)	(357,995)	-	(403)	(476,237)
General and administrative expenses	(30,126)	(2,875)	(12,283)	(13,025)	(13,428)	(71,737)
Selling expenses	(12,558)	(251)	(4,512)	(5,863)	(1,203)	(24,387)
Other operating results, net	(3,960)	(88)	(5,305)	(1,577)	1,150	(9,780)
Profit / (Loss) from operations	168,063	(79,231)	(374,655)	25,025	(12,308)	(273,106)
Share of profit of associates and joint ventures	-	-	-	-	47,068	47,068
Segment profit / (loss)	168,063	(79,231)	(374,655)	25,025	34,760	(226,038)

Investment and trading properties	962,417	423,239	995,336	-	3,152	2,384,144
Property, plant and equipment	3,034	452	26,717	42,803	4,184	77,190
Investment in associates and joint ventures	-	-	-	-	173,401	173,401
Other reportable assets	1,302	987	75,411	948	2,961	81,609
Reportable assets	966,753	424,678	1,097,464	43,751	183,698	2,716,344

From all the revenues, ARS 367,827 originated in Argentina, and ARS 9,375 in other countries, principally in Uruguay for ARS 9,273 and USA for ARS 102. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 2,701,718 are located in Argentina and ARS 14,626 in other countries, principally in the USA for ARS 2,446 and Uruguay for ARS 12,086.

	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	245,723	23,745	22,698	77,512	4,843	374,521
Costs	(16,643)	(1,963)	(6,905)	(39,450)	(3,864)	(68,825)
Gross profit	229,080	21,782	15,793	38,062	979	305,696
Net loss from fair value adjustment of investment properties	(57,854)	(25,666)	(181,839)	-	(585)	(265,944)
General and administrative expenses	(34,612)	(4,325)	(13,260)	(16,964)	(31,991)	(101,152)
Selling expenses	(11,230)	(534)	(5,817)	(5,325)	(601)	(23,507)
Other operating results, net	(3,030)	(357)	(4,579)	(741)	(29,023)	(37,730)
Management fees	-	-	-	-	-	-
Profit / (Loss) from operations	122,354	(9,100)	(189,702)	15,032	(61,221)	(122,637)
Share of profit of associates and joint ventures	-	-	-	-	20,145	20,145
Segment profit / (loss)	122,354	(9,100)	(189,702)	15,032	(41,076)	(102,492)

Investment and trading properties	967,683	607,034	1,414,939	-	4,165	2,993,821
Property, plant and equipment	3,030	18,383	26,593	47,815	4,547	100,368
Investment in associates and joint ventures	-	-	-	-	148,654	148,654
Other reportable assets	2,051	1,772	38,119	1,031	3,066	46,039
Reportable assets	972,764	627,189	1,479,651	48,846	160,432	3,288,882

From all the revenues, ARS 361,377 originated in Argentina, and ARS 13,144 in other countries, principally in Uruguay for ARS 13,031 and USA for ARS 113. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 3,269,246 are located in Argentina and ARS 19,636 in other countries, principally in the USA for ARS 2,735 and Uruguay for ARS 16,801.